Marketable Securities and Other Investments (Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	¥ 101,487	¥ 103,179
Available-for-sale, Gross unrealized holding gains	78,527	68,150
Available-for-sale, Gross unrealized holding losses	360	852
Available-for-sale, Fair value	179,654	¥ 170,477
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost / Amortized cost	5
Available-for-sale, Fair value	¥ 5